Provisions - Summary of Provisions (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Current	₩ 360,337	₩ 298,453
Non-current	458,154	431,036
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Current	76,432	46,514
Non-current	47,237	26,964
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Current	7,655	11,842
Non-current	162,773	130,391
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Current	6,996	16,981
Non-current	77,488	94,169
Provisions for the restoration [member]
Disclosure of other provisions [line items]
Current	6,783	9,379
Non-current	80,520	79,789
Others [member]
Disclosure of other provisions [line items]
Current	262,471	213,737
Non-current	₩ 90,136	₩ 99,723